Concentrations	12 Months Ended
Dec. 31, 2019
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 16 - CONCENTRATIONS

Concentrations of Credit Risk

At December 31, 2019 and 2018, cash and cash equivalent balances in the PRC are $875,987 and $84,306, respectively, are uninsured. The Company has not experienced any losses in PRC bank accounts and believes it is not exposed to any risks on its cash in PRC bank accounts.

Customer

The following table sets forth information as to each customer that accounted for 10% or more of the Company's revenue for the years ended December 31, 2019 and 2018.

Customer	Year Ended December 31, 2019	Year Ended December 31, 2018
A	28.0%	-
B	15.2%	-
C	33.6%	100.0%